UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.,

          80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares		Value
	COMMON STOCK - 24.5%
	AEROSPACE/DEFENSE - 0.2%
5,023	Exelis, Inc.	$ 74,240

	AGRICULTURE - 0.4%
660	Lorillard, Inc.	28,070
1,130	Philip Morris International, Inc.	100,773
		128,843
	APPAREL - 0.1%
312	Hanesbrands, Inc.	19,799

	AUTO MANUFACTURERS - 0.1%
1,285	Wabash National Corp. *	13,788

	AUTO PARTS & EQUIPMENT - 0.2%
1,658	Allison Transmission Holdings, Inc.	39,394
420	Icahn Enterprises LP	31,513
		70,907
	BANKS - 0.4%
769	BankUnited, Inc.	23,255
1,163	BOK Financial Corp.	77,560
178	First Citizens BancShares, Inc. - Cl. B	37,291
17,591	Synovus Financial Corp.	58,578
		196,684
	BEVERAGES - 0.3%
180	Beam, Inc.	11,698
971	Brown-Forman Corp.	70,407
47	Crimson Wine Group Ltd. *	423
280	Dr Pepper Snapple Group, Inc.	13,087
		95,615
	BIOTECHNOLOGY - 0.1%
156	Bio-Rad Laboratories, Inc. *	19,030
108	United Thereaputics Corp. *	8,083
		27,113
	BUILDING MATERIALS - 0.1%
780	Fortune Brands Home & Security, Inc.	32,222
215	Lennox International, Inc.	15,441
58	Martin Marietta Materials, Inc.	5,777
		53,440
	CHEMICALS - 0.3%
368	FMC Corp.	24,347
83	International Flavors & Fragrances, Inc.	6,696
59	NewMarket Corp.	16,081
788	Olin Corp.	19,227
419	Sigma-Aldrich Corp.	35,012
		101,363
	COMMERICAL SERVICES - 0.4%
386	Aaron's, Inc.	11,063
200	Ascent Capital Group, Inc. *	15,542
1,285	Booz Allen Hamilton Holding Corp.	27,473
3,274	Great Lakes Dredge & Dock Corp.	25,177
2,080	Korn/Ferry International *	40,622
956	Rollins, Inc.	24,378
267	SEI Investments Co.	8,440
		152,695
	COMPUTERS - 0.3%
2,087	Candence Design Systems, Inc. *	30,428
1,070	Cognizant Technology Solutions Corp. *	77,457
741	Synopsys, Inc. *	27,447
		135,332
	COSMETICS/PERSONAL CARE - 0.0%
72	Estee Lauder Cos., Inc. - Cl. A	4,727

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.1%
540	Genuine Parts Co.	$ 44,275
58	Watsco, Inc.	5,414
		49,689
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
5,959	Dundee Corp. - Cl. A *	127,156
4,080	Franklin Resources, Inc.	199,430
288	Outerwall, Inc. *	15,912
725	T Rowe Price Group, Inc.	54,549
		397,047
	ELECTRIC - 0.8%
774	Alliant Energy Corp.	40,999
2,069	Edison International	103,140
505	Integrys Energy Group, Inc.	31,714
657	Public Service Enterprise Group, Inc.	22,200
871	SCANA Corp.	45,214
684	Westar Energy, Inc.	22,975
		266,242
	ELECTRICAL COMPONENTS & EQUIPMENT 0.2%
350	Hubbell, Inc. - Cl. B	37,572
641	Molex, Inc.	19,121
		56,693
	ELECTRONICS - 0.4%
655	FLIR Systems, Inc.	21,268
1,201	Garmin Ltd.	48,136
258	National Instruments Corp.	7,273
353	OSI Systems, Inc. *	24,848
496	Rogers Corp. *	27,587
		129,112
	ENGINEERING & CONSTRUCTION - 0.0%
600	McDermott International, Inc. *	5,190

	ENTERTAINMENT - 0.6%
2,570	Madison Square Garden Co. *	151,553
3,968	Scientific Games Corp. *	54,084
		205,637
	ENVIRONMENTAL CONTROL 0.0%
59	Clean Harbors, Inc. *	3,330

	FOOD - 0.6%
725	Ingredion, Inc.	48,720
90	Kraft Foods Group, Inc.	5,092
2,922	Kroger Co.	114,747
270	Mondelez International, Inc.	8,443
100	Post Holdings, Inc. *	4,639
1,339	Sysco Corp.	46,209
		227,850
	HAND/ MACHINE TOOLS 0.3%
940	Lincoln Electric Holdings, Inc.	55,498
412	Snap-on, Inc.	39,078
		94,576
	HEALTHCARE-PRODUCTS - 1.2%
324	Becton Dickinson & Co.	33,605
1,600	Covidien PLC	98,608
1,442	Cynosure, Inc. - Cl. A *	41,068
896	DENSTPLY International, Inc.	38,421
513	Henry Schein, Inc. *	53,265
60	IDEXX Laboratories, Inc. *	5,879
589	Patterson Cos, Inc.	24,084
1,835	Stryker Corp.	129,294
		424,224
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	HOLDINGS COMPANY - 0.6%
7,420	Leucadia National Corp.	$ 199,079

	HOME BUILDERS - 0.3%
4,213	Brookfield Residential Properties, Inc. *	87,083
600	Lennar Corp.	20,322
478	Winnebago Industries, Inc. *	11,434
		118,839
	HOME FURNISHINGS - 0.1%
824	La-Z-Boy, Inc.	17,081

	HOUSEWARES - 0.0%
182	Toro Co.	8,969

	INSURANCE - 1.1%
367	Allied World Assurance Co. Holdings AG	34,736
200	American National Insurance Co.	22,500
1,717	Arch Capital Group Ltd. *	92,975
271	Aspen Insurance Holdings Ltd.	10,160
80	Fairfax Financial Holdings Ltd.	31,809
1,071	HCC Insurance Holdgins, Inc.	47,692
600	Loews Corp.	27,330
559	ProAssurance Corp.	29,923
113	White Mountains Insurance Group Ltd.	67,574
890	WR Berkley Insurance Group Ltd.	37,709
		402,408
	INTERNET - 1.2%
450	Expedia, Inc.	21,208
435	F5 Networks, Inc. *	38,176
3,060	IAC/Interactive Corp.	154,867
5,178	Liberty Interactive Corp. *	126,654
800	Liberty Ventures - Cl. A *	71,776
		412,681
	INVESTMENT COMPANIES - 0.4%
2,626	Ares Capital Corp.	46,716
1,109	Oaktree Capital Group LLC	59,875
1,274	Partners Value Fund, Inc. *	27,618
		134,209
	IRON/STEEL - 0.1%
329	Reliance Steel & Aluminum Co.	23,096

	LEISURE TIME - 0.1%
571	Harley Davidson, Inc.	32,416

	LODGING - 0.1%
263	Choice Hotels International, Inc.	10,933
250	Marriott International, Inc. - Cl. A	10,392
		21,325
	MACHINERY DIVERSIFIED - 0.2%
170	Babcock & Wilcox Co.	5,192
684	Briggs & Stratton Corp.	13,851
685	Nordson Corp.	49,430
280	Zebra Technologies Corp. - Cl. A *	12,928
		81,401
	MEDIA - 3.7%
410	AMC Networks, Inc. *	27,987
2,580	CBS Corp.	136,327
2,503	DIRECTV - Cl. A *	158,365
1,700	DISH Network Corp.	75,905
389	John Wiley & Sons, Inc.	17,556
321	Liberty Global PLC - Cl. A *	26,040
240	Liberty Global PLC - Cl. C *	18,518
1,640	Liberty Media Corp. *	235,717
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	MEDIA - 3.7% (Continued)
542	Scripps Network Interactive, Inc.	$ 38,357
53,243	Sirius XM Radio, Inc.	198,596
2,600	Starz - Cl. A *	58,682
1,860	Time Warner, Inc.	115,804
2,500	Viacom, Inc. - Cl. A	181,925
		1,289,779
	METAL FABRICATE - 0.0%
60	Valmont Industries, Inc.	8,378

	MINING - 0.4%
60	Franco-Nevada Corp.	2,531
300	Franco-Nevada Corp. CA	12,756
2,400	Novagold Resources, Inc. *	6,984
5,201	Southern Copper Corp.	135,590
		157,861
	MISCELLANEOUS MANUFACTURING - 0.7%
195	Aptargroup, Inc.	11,386
140	Barnes Group, Inc.	4,620
643	Donaldson Co., Inc.	23,309
3,052	Illinois Tool Works, Inc.	219,866
		259,181
	OIL & GAS - 1.3%
985	Approach Resources, Inc. *	26,093
380	Continental Resources, Inc. *	35,074
194	CVR Energy, Inc.	9,155
1,231	Holly Frontier Corp.	56,072
2,193	Marathon Petroleum Corp.	160,813
1,980	Northern Oil and Gas, Inc. *	26,156
610	Paramount Resources Ltd. *	21,002
1,100	Phillips 66	67,650
300	Texas Pacific Land Trust	25,206
1,930	WPX Energy, Inc. *	37,075
		464,296
	OIL & GAS SERVICES - 0.1%
924	RPC, Inc.	13,232

	PACKAGING & CONTAINERS - 0.1%
119	Greif, Inc. - Cl. A	6,583
424	Sonoco Products Co.	16,320
		22,903
	PHARMACEUTICALS - 0.1%
200	Mallinckrodt PLC *	9,178

	PIPELINES - 0.0%
280	Williams Cos., Inc.	9,568

	PRIVATE EQUITIES - 0.5%
600	Blackstone Group LP	13,530
600	KKR & Co. LP	12,270
2,926	Onex Corp.	139,043
		164,843
	REAL ESTATE - 1.0%
1,740	Brookfield Asset Management, Inc.	64,328
300	Brookfield Property Partners LP *	6,243
6,479	Dream Unlimited Corp. - Cl. A*	75,477
2,000	Howard Hughes Corp. *	218,420
		364,468
	REITS - 0.2%
2,770	General Growth Properties, Inc. - Cl. I	57,450
1,164	Summit Hotel Properties, Inc.	11,780
		69,230
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	RETAIL - 1.0%
741	Bed Bath & Beyond, Inc. *	$ 56,664
279	Burger King Worldwide, Inc.	5,354
87	Casey's General Stores, Inc.	5,762
657	Children's Place Retail Stores, Inc. *	35,504
351	Conn's, Inc. *	22,682
1,039	HHGREGG, Inc. *	16,302
600	HSN, Inc.	36,036
557	Ross Stores, Inc.	37,581
600	Sears Canada, Inc.	7,702
1,150	Sears Holdings Corp. *	52,670
200	Sears Hometown & Outlet Stores, Inc. *	8,714
1,998	Sonic Corp. *	30,709
442	TJX Cos., Inc.	23,002
225	World Fuel Services Corp.	8,716
		347,398
	SAVINGS & LOANS - 0.1%
689	Washington Federal, Inc.	14,986

	SEMICONDUCTORS - 0.7%
925	Avago Technologies Ltd.	33,929
2,369	Cypress Semiconductor Corp.	30,252
1,559	Freescale Semiconductor Ltd. *	24,476
5,610	Integrated Device Technology, Inc. *	50,546
325	Maxim Integrated Products, Inc.	9,295
3,534	NVIDIA Corp.	50,996
610	Skyworks Solutions, Inc. *	14,652
3,040	TriQuint Semiconductor, Inc. *	24,290
		238,436
	SOFTWARE - 0.3%
5,922	Activision Blizzard, Inc.	106,478
3,124	CA, Inc.	92,908
894	Intuit, Inc.	57,144
		256,530
	TELECOMMUNICATIONS - 0.8%
637	ADTRAN, Inc.	16,836
946	Amdocs Ltd.	36,393
1,480	EchoStar Corp. - Cl. A *	59,141
719	Ezchip Semiconductor Ltd. *	22,756
1,586	Finisar Corp. *	30,657
642	Harris Corp.	36,639
934	IPG Photonics Corp.	56,881
421	United States Cellular Corp.	16,718
		276,021
	TEXTILES - 0.2%
1,246	Cintas Corp.	59,197

	TOYS, GAMES & HOBBIES - 0.2%
1,556	Mattel, Inc.	65,399

	TRANSPORTATION - 0.4%
406	CH Robinson Worldwide, Inc.	24,206
2,375	Golar LNG Ltd.	82,009
124	Landstar System, Inc.	6,703
731	Swift Transportation Co. *	13,041
		125,959
	TRUCKING & LEASING - 0.1%
905	Greenbrier Cos., Inc. *	20,697

	TOTAL COMMON STOCK (Cost - $8,381,746)	8,623,180
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	MUTUAL FUNDS - 1.2%
	CLOSED END FUNDS - 1.2%
1,100	DoubleLine Income Solutions Fund	$ 23,969
1,500	First Trust Strategic High Income Fund II	23,880
3,000	Helios High Income Fund, Inc.	23,760
4,200	Helios Multi-Sector High Income Fund, Inc.	23,856
990	LMP Corporate Loan Fund, Inc.	12,504
1,465	Montgomery Street Income Securities, Inc.	23,484
2,500	Nuveen Credit Strategies Income Fund	25,075
3,210	PIMCO Dynamic Credit Income Fund	69,721
2,490	PIMCO Dynamic Income Fund	69,023
420	PIMCO Income Opportunity Fund	11,331
2,089	PIMCO Income Strategy Fund	24,713
2,320	PIMCO Income Strategy Fund II	23,757
4,069	Western Asset High Income Opportunity Fund, Inc.	23,804
2,216	Western Asset Mortgage Defined Opportunity Fund, Inc.	49,638
	TOTAL MUTUAL FUNDS (Cost - $461,923)	428,515

	EXCHANGE TRADED FUNDS - 1.5%
	DEBT FUND - 1.5%
6,000	iShares Barclays 1-3 Year Treasury Bond Fund ***	506,280
	TOTAL EXCHANGE TRADED FUNDS (Cost - $506,604)
Principal
	BONDS & NOTES - 0.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
50,000	Nuveen Investments, Inc., 5.500%, 9/15/15	49,375

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
102,000	General Cable Corp., 4.500%, 11/15/29	114,431

	GAS - 0.3%
2,345	CenterPoint Energy, Inc. 3.473%, 9/15/29	114,612

	TOTAL BONDS & NOTES - (Cost - $259,588)	278,418

	CONVERTIBLE BONDS & NOTES - 10.8%
	AIRLINES - 0.2%
45,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	53,662
9,000	JetBlue Airways Corp., 6.750%, 10/15/39	12,921
		66,583
	APPAREL - 0.1%
22,000	Iconix Brand Group, Inc., 2.500%, 6/1/16	26,716

	AUTO MANUFACTURERS 0.1%
25,000	Tesla Motors, Inc., 1.500%, 6/1/18	32,500

	BIOTECHNOLOGY - 0.3%
47,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	103,517
13,000	Exelixis, Inc., 4.250%, 8/15/19	13,496
		117,013
	BUILDING MATERIALS - 0.4%
96,000	Cemex SAB de CV, 3.750%, 3/15/18	126,360

	COMMERCIAL SERVICES - 0.4%
43,000	Ascent Capital Group, Inc., 4.000%, 7/15/20	43,994
44,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	44,495
32,000	PHH Corp., 6.000%, 6/15/17	62,440
		150,929
	COMPUTERS - 0.4%
52,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	101,465
29,000	SanDisk Corp., 1.500%, 8/15/17	36,739
		138,204
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Principal		Value
	DISTRIBUTION / WHOLESALE - 0.5%
31,000	Titan Machinery, Inc., 3.750%, 5/1/19	$ 28,791
55,000	WESCO International, Inc., 6.000%, 9/15/29	149,669
		178,460
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
48,000	DFC Global Corp., 3.000%, 4/1/28	50,610
82,000	Jefferies Group LLC, 3.875%, 11/1/29	86,766
26,000	Knight Capital Group, Inc., 3.500%, 3/15/15	26,032
88,000	Walter Investment Management Corp., 4.500%, 11/1/19	93,995
		257,403
	ENVIRONMENTAL CONTROL - 0.2%
44,000	Covanta Holding Corp., 3.250%, 6/1/14	58,273

	FOOD - 0.1%
57,000	Chiquita Brands International, Inc., 4.250%, 8/15/16	54,827

	HEALTHCARE - PRODUCTS - 0.2%
63,000	Volcano Corp., 1.750%, 12/1/17	59,850

	HOME BUILDERS - 0.9%
47,000	DR Horton, Inc., 2.000%, 5/15/14	73,937
35,000	KB Home, 1.375%, 2/1/19	35,590
49,000	Meritage Homes Corp., 1.875%, 9/15/32	54,329
53,000	Ryland Group, Inc., 1.625%, 5/15/18	74,929
68,000	Standard Pacific Corp., 1.250%, 8/1/32	85,170
		323,955
	INSURANCE - 0.6%
73,000	Amtrust Financial Services, Inc.,5.500%, 12/15/21	113,743
15,000	MGIC Investment Corp., 2.000%, 4/1/20	19,884
46,000	Radian Group, Inc., 2.250%, 3/1/19	67,793
		201,420
	INTERNET - 0.7%
21,000	Equinix, Inc., 3.000%, 10/15/14	34,112
35,000	TIBCO Software, Inc., 2.250%, 5/1/32	35,306
84,000	VeriSign, Inc., 3.250%, 8/15/37	123,900
70,000	WebMD Health Corp., 2.500%, 1/31/18	68,075
		261,393
	LODGING - 0.2%
59,000	MGM Resorts International, 4.250%, 4/15/15	68,772

	METAL FABRICATE/HARDWARE - 0.1%
27,000	RTI Internationa Metals, Inc., 1.625%, 10/15/19	27,405

	MINING - 0.7%
45,000	Horsehead Holding Corp., 3.800%, 7/1/17	47,897
15,000	Kaiser Aluminum Corp., 4.500%, 4/1/15	21,169
65,000	Sterlite Industries India Ltd., 4.000%, 10/30/14	63,294
88,000	Stillwater Mining Co., 1.750%, 10/15/32	98,065
		230,425
	OIL & GAS - 0.9%
60,000	Chesapeake Energy Corp., 2.500%, 5/15/37	57,412
12,000	Cobalt International Energy, Inc., 2.625%, 12/1/19	13,433
48,000	Goodrich Petroleum Corp., 5.000%, 10/1/29	48,930
96,000	Stone Energy, Corp., 1.750%, 3/1/17	92,340
37,000	Western Refining, Inc., 5.750%, 6/15/14	116,111
		328,226
	OIL & GAS SERVICES - 0.2%
50,000	Newpark Resources, Inc., 4.000%, 10/1/17	64,719

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Principal		Value
	PHARMACEUTICALS - 0.4%
35,000	Endo Health Solutions, Inc. 1.750%, 4/15/15	$ 48,300
25,000	Omnicare, Inc., 3.750%, 12/15/25	50,594
25,000	Theravance, Inc., 2.125%, 1/15/23	38,625
		137,519
	REITS - 0.4%
58,000	Forest City Enterprises, Inc., 4.250%, 8/15/18	62,568
59,000	Forester Group, Inc., 3.750%, 3/1/20	67,776
18,000	iStar Financial, Inc., 3.000%, 11/15/16	21,803
		152,147
	SEMICONDUCTORS - 1.0%
91,000	Microchip Technology, Inc., 2.125%, 12/15/37	139,742
60,000	Micron Technology, Inc., 1.500%, 8/1/31	85,650
75,000	Novellus Systems, Inc., 2.625%, 5/15/41	115,922
		341,314
	SOFTWARE - 0.4%
40,000	Bottomline Technologies, Inc., 1.500%, 12/1/17	46,425
63,000	Electronic Arts, Inc., 0.750%, 7/15/16	69,024
18,000	Take-Two Interactive Software, Inc., 4.375%, 6/1/14	28,406
		143,855
	TELECOMMUNICATIONS - 0.6%
72,000	Ciena Corp., 4.000%, 12/15/20	99,720
48,000	SBA Communications Corp., 4.000%, 10/1/14	117,870
		217,590
	TRUCKING & LEASING - 0.1%
13,000	Greenbrier Cos., Inc., 3.500%, 4/1/18	13,333

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,506,973)	3,779,191
Shares
	CONVERTIBLE PREFERRED STOCK - 4.8%
	ADVERTISING - 0.2%
42	Interpublic Group of Cos., Inc., 5.250%, 12/31/49	55,665

	AGRICULTURE - 0.5%
975	Bunge Ltd., 4.875%, 12/31/49	103,837
56	Universal Corp., 6.750%, 12/31/49	75,972
		179,809
	AIRLINES - 0.2%
1,467	Continental Airlines Finance Trust II, 6.000%, 11/15/30	68,949

	AUTOPARTS & EQUIPMENT - 0.1%
861	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	47,846

	BANKS - 1.0%
64	Bank of America Corp., 7.250%, 12/31/49	71,862
14	Huntington Bancshares, Inc., 8.500%, 12/31/49	17,108
750	KeyCorp, 7.750%, 12/31/49	96,375
38	OFG Bancorp, 8.750%, 12/31/49	66,120
71	Wintrust Financial Corp., 5.000%, 12/31/49	80,940
		332,405
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
2,053	AMG Capital Trust II, 5.150%, 10/15/37	121,054

	HEALTHCARE - PRODUCTS - 0.1%
192	Alere, Inc., 3.000%, 12/31/49	53,186

	HEALTHCARE - SERVICES - 0.3%
83	HealthSouth Corp., 6.500%,12/31/49	105,205

	INSURANCE - 0.1%
865	Metlife, Inc., 5.000%, 3/26/14	49,357

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	IRON & STEEL - 0.2%
3,116	ArcelorMittal, 6.000%, 1/15/16	$ 65,343

	OIL & GAS - 0.8%
1,014	Apache Corp., 6.000%, 8/1/13	46,340
373	Energy XXI Bermuda Ltd., 5.625%,12/31/49	109,102
667	Penn Virginia Corp., 6.000%, 12/31/49	67,367
462	Sandrige Energy, Inc., 7.000%, 12/31/49	43,515
		266,324
	PHARMACEUTICALS - 0.2%
913	Omnicare Capital Trust II, 4.000%, 6/15/33	59,601

	REITS - 0.8%
3,605	Alexandria Real Estate Equities, Inc., 7.000%, 12/31/49	91,932
1,952	Health Care REIT, Inc., 6.500%, 12/31/49	117,198
1,045	iStar Financial Corp., 4.500%, 12/31/49	56,420
		265,550

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,542,504)	1,670,294

	SHORT-TERM INVESTMENTS - 55.4%
1,742,561	AIM - TFIT-Tax-Free Cash Reserve Portfolio, 0.02% **	1,742,561
17,666,380	Dreyfus Cash Management Fund - Institutional Shares, 0.15% **	17,666,380
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,408,941)	19,408,941

	TOTAL INVESTMENTS - 99.0% (Cost - $34,068,279)(a)	$ 34,694,819
	SECURITIES SOLD SHORT - (21.7)% (Proceeds - $7,183,700)	(7,626,382)
	CALL OPTIONS WRITTEN - 0.0% (Proceeds $2,732)	(3,750)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds $7,038)	(6,010)
	OTHER ASSETS LESS LIABILITIES - 22.7%	7,959,839
	NET ASSETS - 100.0%	$ 35,018,516

	SECURITIES SOLD SHORT - (21.7)%
	ADVERTISING - (0.1)%
1,717	Interpublic Group Co.'s Inc.	28,245

	AEROSPACE/DEFENSE - (0.0)%
423	Spirit Aerosystems Holdings, Inc.	10,727

	AGRICULTURE - (0.3)%
599	Bunge Ltd.	45,530
876	Universal Corp/VA	53,699
		99,229
	AIRLINES - (0.3)%
2,854	Hawaiian Holdings, Inc.	21,805
1,395	JetBlue Airways Corp.	9,123
1,935	United Continental Holdings, Inc.	67,435
		98,363
	APPAREL - (0.1)%
501	Iconix Brand Group, Inc.	16,453
125	Oxford Industries, Inc.	8,459
		24,912
	AUTO MANUFACTURERS - (0.2)%
1,039	Navistar International Corp.	35,482
308	Tesla Motors, Inc.	41,358
		76,840
	AUTO PARTS & EQUIPMENT - (0.1)%
2,128	Goodyear Tire & Rubber Co.	39,368

	BANKS - (0.7)%
59	Bank of America Corp.	861
4,054	First Horizon National Corp.	49,986

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.6)%
	BANKS (Continued) - (0.7)%
93	Huntington Bancshares, Inc.	$ 795
1,062	KeyCorp	13,052
2,772	OFG Bancorp	51,199
17,591	Synovus Financial Corp.	58,578
1,151	TCF Financial Corp.	17,541
1,436	Wintrust Financial Corp.	58,747
		250,759
	BEVERAGES - (0.3)%
1,420	Constellation Brands, Inc.	73,968
251	Green Mountain Coffee Roasters, Inc.	19,372
		93,340
	BIOTECHNOLOGY - (0.3)%
1,463	Cubist Pharmaceuticals, Inc.	91,189
1,800	Exelixis, Inc.	9,126
		100,315
	BUILDING MATERIALS - (0.4)%
7,978	Cemex SAB de CV	91,825
49	Eagle Materials, Inc.	3,307
1,091	Owens Corning	43,084
		138,216
	COAL - (0.3)%
4,257	Alpha Natural Resources, Inc.	23,158
2,701	Peabody Energy Corp.	44,729
1,634	Walter Energy, Inc.	18,284
		86,171
	COMMERCIAL SERVICES - (0.6)%
314	Ascent Capital Group, Inc.	24,401
576	ExlService Holdings, Inc.	16,128
1,817	Hertz Global Holdings, Inc.	46,533
48	Live Nation Entertainment, Inc.	786
2,154	PHH Corp.	48,810
1,357	United Rentals, Inc.	77,783
		214,441
	COMPUTERS - (0.6)%
6,779	Cadence Design Systems, Inc.	98,838
1,701	Riverbed Technology, Inc.	26,604
754	SanDisk Corp.	41,560
218	Stratasys Ltd.	19,326
624	Synaptics, Inc.	24,960
		211,288
	DISTRIBUTION/WHOLESALE - (0.4)%
266	Titan Machinery, Inc.	5,078
1,853	WESCO International, Inc.	140,420
		145,498
	DIVERSIFIED FINANCIAL SERVICES - (1.2)%
254	Affiliated Managers Group, Inc.	45,809
5,488	Charles Schwab Corp.	121,230
1,125	DFC Global Corp.	17,426
3,127	E*TRADE Financial Corp.	46,592
537	IntercontinentalExchange, Inc.	97,976
24	KCG Holdings, Inc.	221
1,524	Legg Mason, Inc.	52,410
341	Ocwen Financial Corp.	16,238
954	Walter Investment Management Corp.	37,960
		435,862
	ELECTRIC - (0.8)%
2,754	AES Corp.	34,260
1,292	Ameren Corp.	46,267
1,653	Black Hills Corp.	87,692
2,560	NRG Energy, Inc.	68,659
1,685	Pepco Holdings, Inc.	34,627
		271,505
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.6)%
	ELECTRICAL COMPONANTS & EQUIPMENT - (0.2)%
2,648	General Cable Corp.	$ 83,465

	ELECTRONICS - (0.3)%
1,238	FARO Technologies, Inc.	45,472
646	Itron, Inc.	27,856
1,281	National Instruments Corp.	36,111
		109,439
	ENGINEERING & CONSTRUCTION - (0.4)%
254	AECOM Technology Corp.	8,611
986	Chicago Bridge & Iron Co.	58,746
540	Fluor Corp.	33,782
213	Jacobs Engineering Group, Inc.	12,607
347	KBR, Inc.	10,854
		124,600
	ENTERTAINMENT - (0.1)%
85	DreamWorks Animation SKG, Inc.	2,105
1,177	National CineMedia, Inc.	21,315
		23,420
	ENVIRONMENTAL CONTROL - (0.2)%
2,614	Covanta Holding Corp.	54,397

	EQUITY FUND - (1.7)%
1,518	Market Vectors Semiconductor ETF	58,534
4,240	ProShares Ultra S&P 500	359,213
992	SPDR S&P Biotech ETF	121,589
2,088	Technology Select Sector SPDR Fund	66,231
		605,567
	FOOD - (0.4)%
499	Chiquita Brands International, Inc.	6,028
760	ConAgra Foods, Inc.	27,520
2,430	Hillshire Brands Co.	85,560
218	Lancaster Colony Corp.	18,101
532	Safeway, Inc.	13,720
		150,929
	HAND/MACHINE TOOLS - (0.1)%
244	Lincoln Electric Holdings, Inc.	14,406
79	Snap-on, Inc.	7,493
		21,899
	HEALTHCARE - PRODUCTS - (0.3)%
831	Alere, Inc.	27,755
6,056	Boston Scientific Corp.	66,132
852	Volcano Corp.	17,014
		110,901
	HEALTHCARE - SERVICES - (0.3)%
786	Brookdale Senior Living, Inc.	22,888
1,637	HealthSouth Corp.	53,301
766	Tenet Healthcare Corp.	34,202
		110,391
	HOLDING COMPANIES DIVERSIFIED - (0.0)%
174	Leucadia National Corp.	4,671

	HOME BUILDERS - (0.7)%
3,083	DR Horton, Inc.	61,968
716	KB Home	12,709
398	Lennar Corp.	13,480
505	Meritage Homes Corp.	22,856
2,053	PulteGroup, Inc.	34,141
1,158	Ryland Group, Inc.	46,830
5,399	Standard Pacific Corp.	44,164
699	Toll Brothers, Inc.	22,976
		259,124
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.7)%
	HOME FURNISHINGS - (0.1)%
560	Tempur Sealy International, Inc.	$ 22,204

	HOUSEHOLD PRODUCTS - (0.0)%
808	ACCO Brands Corp.	5,341

	HOUSEWARES - (0.1)%
1,093	Newell Rubbermaid, Inc.	29,533

	INSURANCE - (1.1)%
2,009	Amtrust Financial Services, Inc.	83,635
271	Aspen Insurance Holdings Ltd.	10,160
958	Genworth Financial, Inc.	12,444
4,189	Hartford Financial Services Group, Inc.	129,273
722	MetLife, Inc.	34,959
1,398	MGIC Investment Corp.	10,681
1,914	Old Republic International Corp.	27,657
253	Prudential Financial, Inc.	19,979
3,412	Radian Group, Inc.	47,939
		376,727
	INTERNET - (1.0)%
547	Equinix, Inc.	98,104
500	Netflix, Inc.	122,110
1,320	Pandora Media, Inc.	24,209
175	TIBCO Software, Inc.	4,365
2,084	VeriSign, Inc.	99,699
138	WebMD Health Corp.	4,555
		353,042
	IRON/STEEL - (0.4)%
3,537	ArcelorMittal	45,875
2,951	Cliffs Natural Resources, Inc.	57,574
2,788	United States Steel Corp.	48,372
		151,821
	LEISURE TIME - (0.0)%
207	Royal Caribbean Cruises Ltd.	7,885

	LODGING - (0.2)%
3,989	MGM Resorts International	65,061
254	Starwood Hotels & Resorts Worldwide, Inc.	16,802
		81,863
	MACHINERY CONSTRUCTION & MINING - (0.1) %
809	Terex Corp	23,849

	MACHINERY DIVERSIFIED - (0.1)%
453	IDEX Corp.	27,021

	MEDIA - (0.4)%
1,125	Cablevision Systems Corp.	21,026
533	Liberty Global PLC - Cl. A	43,237
240	Liberty Global PLC - Cl. C	18,518
137	Time Warner Cable, Inc.	15,628
549	Time Warner, Inc.	34,181
		132,590
	METAL FABRICATE/HARDWARE - (0.0)%
413	RTI International Metals, Inc.	12,658

	MINING - (0.4)%
3,320	Alcoa, Inc.	26,394
1,980	Horsehead Holding Corp.	24,255
249	Kaiser Aluminum Corp.	16,247
2,722	Molycorp, Inc.	20,306
343	Sterlite Industries India Ltd.	1,725
5,402	Stillwater Mining Co.	65,364
		154,291
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.7)%
	MISCELLANEOUS MANUFACTURING - (0.2)%
757	American Railcar Industries, Inc.	$ 27,199
449	SPX Corp.	34,308
		61,507
	OIL & GAS - (1.5)%
532	Apache Corp.	42,693
987	Cheniere Energy, Inc.	28,199
4,267	Chesapeake Energy Corp.	99,421
236	Cobalt International Energy, Inc.	6,809
2,772	Energy XXI Bermuda Ltd.	74,428
968	EXCO Resources, Inc.	8,393
70	Goodrich Petroleum Corp.	1,331
680	Newfield Exploration Co.	16,728
9,650	Penn Virginia Corp.	48,636
6,217	SandRidge Energy, Inc.	33,696
982	Stone Energy Corp.	23,922
797	Ultra Petroleum Corp.	17,255
3,814	Western Refining, Inc.	114,916
268	WPX Energy, Inc.	5,148
		521,575
	OIL & GAS SERVICES - (0.2)%
3,228	Newpark Resources, Inc.	36,928
2,085	Trican Well Service Ltd.	30,612
		67,540
	PHARMACEUTICALS - (0.7)%
357	Actavis, Inc.	47,934
268	AmerisourceBergen Corp.	15,616
962	Endo Health Solutions, Inc.	36,999
111	Medivation, Inc.	6,424
131	Neogen Corp.	7,399
1,895	Omnicare, Inc.	100,037
809	Theravance, Inc.	31,195
		245,604
	REAL ESTATE - (0.2)%
1,226	Forest City Enterprises, Inc.	21,480
1,775	Forestar Group, Inc.	38,358
		59,838
	REITS - (0.5)%
442	Alexandria Real Estate Equities, Inc.	30,277
1,134	Health Care REIT, Inc.	73,132
3,641	Hersha Hospitality Trust	21,373
582	Host Hotels & Resorts, Inc.	10,395
4,651	iStar Financial, Inc.	52,835
		188,012
	RETAIL - (0.7)%
1,890	Best Buy Co., Inc.	56,870
115	Big Lots, Inc.	4,155
247	Cabela's, Inc.	16,954
443	DSW, Inc.	33,575
67	Dunkin' Brands Group, Inc.	2,894
138	GameStop Corp.	6,770
402	Genesco, Inc.	28,293
5,273	JC Penney Co., Inc.	76,986
58	Tractor Supply Co.	7,026
87	Ulta Salon Cosmetics & Fragrance, Inc.	8,778
		242,301

	SEMICONDUCTORS - (1.4)%
457	Cabot Microelectronics Corp.	16,900
417	Cree, Inc.	29,148
229	Fairchild Semiconductor International, Inc.	2,890
200	Hittite Microwave Corp.	12,496
2,442	Lam Research Corp.	120,195
3,052	Microchip Technology, Inc.	121,286
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (21.7)%
	SEMICONDUCTORS(Continued) - (1.4)%
13,763	Micron Technology, Inc.	$ 182,360
90	QUALCOMM, Inc.	5,810
521	Teradyne, Inc.	8,591
		499,676
	SOFTWARE - (0.3)%
1,168	Bottomline Technologies de, Inc.	33,954
893	Electronic Arts, Inc.	23,325
1,433	Take-Two Interactive Software, Inc.	25,120
1,541	VeriFone Systems, Inc.	29,387
		111,786
	TELECOMMUNICATIONS - (0.6)%
2,174	Ciena Corp.	47,958
685	Polycom, Inc.	6,549
1,574	SBA Communications Corp.	116,618
667	ViaSat, Inc.	44,549
		215,674
	TRANSPORTATION - (0.1)%
303	Con-way, Inc.	12,559
467	Hub Group, Inc.	17,863
105	Kansas City Southern	11,314
220	Werner Enterprises, Inc.	5,293
		47,029
	TRUCKING & LEASING - (0.0)%
137	Greenbrier Companies Inc.	3,133

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,183,700)	7,626,382
Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0%
6	Blackstone Group LP
	Expiration January 2014, Exercise Price $20	2,040
6	KKR & Co. LP
	Expiration January 2014, Exercise Price $20	870
2	Oaktree Capital Group LLC
	Expiration October 2013, Exercise Price $50	840
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $2,732)	3,750

	SCHEDULE OF PUT OPTIONS WRITTEN - 0.0%
6	Apollo Global Management
	Expiration September 2013, Exercise Price $20	105
18	JC Penney Corp., Inc.
	Expiration January 2015, Exercise Price $13	5,580

	SCHEDULE OF PUT OPTIONS WRITTEN (Continued) - 0.0%
13	Live Nation Entertainment, Inc.
	Expiration January 2014, Exercise Price $10	325
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $7,038)	6,010

	TOTAL OPTIONS WRITTEN - (Proceeds $9,770)	9,760

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yeild on July 31, 2013
*** All or a portion of the security is held as collateral for short positions

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short and written options) is $26,930,471 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,037,686
	Unrealized depreciation:	(909,480)
	Net unrealized appreciation:	$ 128,206

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the advisor and/or sub-advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii)  advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the  advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the  advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2013 (Unaudited)

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the  advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the  advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,623,180	$ -	$ -	$ 8,623,180
Mutual Funds	428,515	-	-	428,515
Exchange Traded Funds	506,280	-	-	506,280
Bonds & Notes	-	278,418	-	278,418
Convertible Bonds & Notes	-	3,779,191	-	3,779,191
Convertible Preferred Stock	-	1,670,294	-	1,670,294
Short-Term Investments	19,408,941	-	-	19,408,941
Total	$ 28,966,916	$ 5,727,903	$ -	$ 34,694,819
Liabilities
Securities Sold Short	$ 7,626,382	$ -	$ -	$ 7,626,382
Call Options Written	-	3,750	-	3,750
Put Options Written	-	6,010	-	6,010
Total	$ 7,626,382	$ 9,760	$ -	$ 7,636,142

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the
Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/30/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/30/13